Average Annual Total Returns		12 Months Ended	45 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [6]	Dec. 31, 2025	Dec. 31, 2025
Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		19.38%		4.48%	9.03%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		16.20%		2.64%	7.42%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.76%		3.30%	7.07%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class (Return Before Taxes)
Average Annual Return, Percent		19.68%		4.75%	9.34%	[1]
Performance Inception Date	May 01, 2017
Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.71%		18.10%	17.66%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.34%		16.50%	16.03%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.98%		14.19%	14.34%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class (Return Before Taxes)
Average Annual Return, Percent		15.02%		18.42%	16.67%	[2]
Performance Inception Date	May 01, 2017
Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.28%		14.41%	15.05%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.28%		12.99%	13.16%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.45%		11.00%	11.74%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class (Return Before Taxes)
Average Annual Return, Percent		14.62%		14.69%	15.28%	[3]
Performance Inception Date	May 01, 2017
Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		30.71%		(1.18%)	6.58%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		30.13%		(2.23%)	5.18%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		18.18%		(0.95%)	4.94%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class (Return Before Taxes)
Average Annual Return, Percent		31.07%		19.09% [4]
Performance Inception Date	Dec. 23, 2023
Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		40.88%		(3.70%)	6.29%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		40.31%		(5.57%)	4.14%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		24.20%		(2.90%)	4.71%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class (Return Before Taxes)
Average Annual Return, Percent		41.20%		(3.45%)	6.83%	[5]
Performance Inception Date	May 01, 2017
Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		35.83%	8.71%
Performance Inception Date	Apr. 01, 2022
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		35.43%	8.14%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		21.21%	6.50%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		31.22%	10.71%	8.92%	8.18%
MSCI ACWI Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI Small Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		19.72%		7.29%	9.32%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%		14.42%	14.82%
Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		21.84%		2.81%	7.82%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.01%		3.18%	9.57%
MSCI World EX US Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World EX US Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		29.69%		3.16%	7.43%
MSCI China Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI China Net Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		31.17%		(3.20%)	5.54%

[1]	Since the inception of the institutional class on May 1, 2017.
[2]	Since the inception of the institutional class on May 1, 2017.
[3]	Since the inception of the institutional class on May 1, 2017.
[4]	Since the inception of the Institutional class on December 23, 2023.
[5]	Since the inception of the institutional class on May 1, 2017.
[6]	Since the inception of the Fund on April 1, 2022.